497(e)
                                                                      333-146143
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AXA Equitable Life Insurance Company

SUPPLEMENT DATED SEPTEMBER 1, 2009 TO THE CURRENT PROSPECTUS FOR CROSSINGS(R)

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information, (together the "Prospectus"). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

1.  LIQUIDATION OF THE CROSSINGS ALLOCATION PORTFOLIOS

    On June 3, 2009, the Board of Trustees of EQ Advisors Trust (the "Trust"), after considering the Crossings(R) Annuity was unable to attract a sufficient number of purchasers to maintain the assets of each Crossings Allocation Portfolio at an economically viable level, approved a Plan of Liquidation and Termination under which each Crossings Allocation Portfolio will liquidate and terminate.

    In order for the Trust to complete the liquidation and termination of each Crossings Allocation Portfolio, all amounts you have allocated to each portfolio's corresponding variable investment option should be transferred to one or more variable investment options available under your contract as described below. The purpose of this Supplement is to provide you with information regarding the new variable investment options that are being added to the Crossings(R) variable annuity on or about September 18, 2009.

2.  CHANGES TO THE VARIABLE INVESTMENT OPTIONS AVAILABLE UNDER CROSSINGS(R)

    Effective on or about September 18, 2009, your Crossings(R) contract allows you to invest in one or more of the variable investment options described in this Supplement. These new variable investment options invest in corresponding portfolios of the EQ Advisors Trust. Below is a brief description of these Portfolios.

    AXA BALANCED STRATEGY. This Portfolio seeks long-term capital appreciation and current income. The Portfolio invests approximately 50% of its assets in equity investments and 50% of its assets in fixed income investments through investments in underlying portfolios.

    AXA GROWTH STRATEGY. This Portfolio seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation. The Portfolio invests approximately 70% of its assets in equity investments and approximately 30% of its assets in fixed income investments through investments in underlying portfolios.

    EQ/PIMCO ULTRA SHORT BOND. This Portfolio seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity. The Portfolio invests at least 80% of its net assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

    You should consider the investment objectives, risks and charges and expenses of each Portfolio carefully before investing. Please see the prospectus for EQ Advisors Trust for more detailed information about the Portfolios.

                              ------------------

    Please note that from here forward, the section headings in this Supplement correspond to the section headings in your Prospectus.

3.  WHAT IS THE CROSSINGS(R) ANNUITY?

    You may select from one or more of the following variable investment options in addition to the variable investment options shown on the cover page of the Prospectus:

         o   AXA Balanced Strategy

         o   AXA Growth Strategy

         o   EQ/PIMCO Ultra Short Bond

    Throughout your Prospectus, all references to "the variable investment options" should be considered to include these three variable investment options.


IF ONLY                                                                  x02784


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4.  CROSSINGS(R) AT A GLANCE -- KEY FEATURES

    The information in this section of the Prospectus under the heading "Professional investment management" is deleted in its entirety and replaced with the following:

    The variable investment options invest in different portfolios sub-advised by professional investment advisers. We refer to the Crossings Aggressive Allocation Portfolio, the Crossings Moderate-Plus Allocation Portfolio, the Crossings Moderate Allocation Portfolio, the Crossings Conservative-Plus Allocation Portfolio and the Crossings Conservative Allocation Portfolio collectively as the "Crossings(R) Allocation Portfolios." We refer to the AXA Balanced Strategy Portfolio and the AXA Growth Strategy Portfolio collectively as the "AXA Strategic Allocation Portfolios."

5.  FEE TABLE

A. The first section of the table entitled "Portfolio operating expenses expressed as an annual percentage of daily net assets" is deleted and replaced with the table below. The footnotes applicable to this section are restated below in Section 5.B. of this Supplement.


------------------------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------
Estimated Total Annual Portfolio Operating Expenses(4) (expenses that are deducted   Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or    ------     -------
other expenses)(5)                                                                   0.65%      61.83%

B. The second section of the table entitled "Portfolio operating expenses expressed as an annual percentage of daily net assets" is amended to include the three new Portfolios available to you on or about September 18, 2009. The footnotes applicable to this table have also been restated.

This table shows the estimated fees and expenses as an annual percentage of each portfolio's daily average net assets.

-----------------------------------------------------------------------------------------------------------------------------
                                                                       Acquired          Total          Fee
                                                                      Fund Fees        Annual        Waivers     Net Annual
                                                                         and          Expenses       and/or       Expenses
                                                                      Expenses         (Before       Expense       (After
                              Management     12b-1       Other       (Underlying       Expense     Reimburse-     Expense
 Portfolio Name                Fees(6)     Fees(7)   expenses(8)   Portfolios)(9)   Limitations)    ments(10)   Limitations)
-----------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust:
-----------------------------------------------------------------------------------------------------------------------------
AXA Balanced Strategy       0.10%            --     0.25%         0.62%            0.97%          (0.17)%      0.80%
AXA Growth Strategy         0.10%            --     0.25%         0.65%            1.00%          (0.15)%      0.85%
EQ/PIMCO Ultra Short Bond   0.48%            --     0.17%           --             0.65%           0.00%       0.65%
-----------------------------------------------------------------------------------------------------------------------------

(4) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts. See the prospectus for the underlying portfolios in the Trust for more information.

(5) The amounts shown do not reflect any fee waivers and/or expense reimbursement arrangements that apply to the Portfolios. The lowest and highest Total Annual Portfolio Operating Expenses for all portfolios after fee waivers and/or expense reimbursement arrangements are 0.65% and 0.85% respectively. See the following table for fee waivers and/or expense reimbursements that apply to the Portfolios.

(6) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (10) for any expense limitation agreement information.

(7) Certain Portfolio shares are subject to fees imposed under the distribution plan (the "Rule 12b-1 Plan") adopted by EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The maximum annual distribution and/or service (12b-1) fee for Class B shares is 0.50% of the average daily net assets attributable to those shares. Under an arrangement approved by the Trust's Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to Class B shares of the portfolios. These arrangements will be in effect at least until April 30, 2010. A "--" indicates that there is no Rule 12b-1 Plan in place for the Portfolio shown.

(8) Other expenses shown are those incurred in 2008. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (10) for any expense limitation agreement information.

(9) Each of these variable investment options invests in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("the underlying portfolios"). Amounts shown reflect each portfolio's pro rata share of the fees and expenses of the underlying portfolios in which it invests. The fees and expenses are based on the respective weighted investment allocations as of 12/31/08.

(10) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. AXA Equitable, the investment manager of EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2010. Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than the amounts specified in the agreements. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the prospectus for each applicable underlying Trust for more information about the arrangements.


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C.   EXAMPLE

     The following is added to the tables in the Example in your Prospectus:

     SINGLE LIFE

--------------------------------------------------------------------------------------------------------------------------
                             If you surrender your contract or annuitize      If you do not surrender your contract or
                                 with period certain at the end of the        annuitize with period certain at the end
                                        applicable time period                      of the applicable time period
--------------------------------------------------------------------------------------------------------------------------
                               1 year     3 years     5 years    10 years     1 year     3 years     5 years     10 years
--------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust:
--------------------------------------------------------------------------------------------------------------------------
AXA Balanced Strategy          $400        $817       $1,059      $2,288      $200        $617       $1,059      $2,288
AXA Growth Strategy            $405        $833       $1,086      $2,342      $205        $633       $1,086      $2,342
EQ/PIMCO Ultra Short Bond      $384        $769       $  979      $2,122      $184        $569       $  979      $2,122
--------------------------------------------------------------------------------------------------------------------------

     JOINT LIFE

--------------------------------------------------------------------------------------------------------------------------
                             If you surrender your contract or annuitize      If you do not surrender your contract or
                                 with period certain at the end of the        annuitize with period certain at the end
                                        applicable time period                      of the applicable time period
--------------------------------------------------------------------------------------------------------------------------
                               1 year     3 years     5 years    10 years     1 year     3 years     5 years     10 years
--------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust:
--------------------------------------------------------------------------------------------------------------------------
AXA Balanced Strategy          $415        $864       $1,139      $2,450      $215        $664       $1,139      $2,450
AXA Growth Strategy            $420        $880       $1,166      $2,504      $220        $680       $1,166      $2,504
EQ/PIMCO Ultra Short Bond      $399        $817       $1,059      $2,288      $199        $617       $1,059      $2,288
--------------------------------------------------------------------------------------------------------------------------

For information on how your contract works under certain hypothetical circumstances, please see Appendix I at the end of the Prospectus.

6.   CONTRACT FEATURES AND BENEFITS

     PORTFOLIOS OF THE TRUST

     The first two paragraphs in this section are amended to reflect the addition of the three new Portfolio available under Crossings(R) contract on or about September 18, 2009. The information in your Prospectus regarding the Crossings Allocation Portfolios remains unchanged.

        The Crossings(R) Allocation Portfolios and the AXA Strategic Allocation Portfolios offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the Crossings(R) Allocation Portfolios and the AXA Strategic Allocation Portfolios by AXA Equitable. AXA Equitable may promote the benefits of such Portfolios to contract owners and/or suggest, incidental to the sale of the contract, that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the Crossings(R) Allocation Portfolios and the AXA Strategic Allocation Portfolios than certain other Portfolios available to you under your contract. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the Crossings(R) Allocation Portfolios and the AXA Strategic Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

        AXA Equitable serves as the investment manager of the Portfolios of EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trust and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

----------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                       Investment Manager (or Sub-Adviser(s),
Portfolio Name              Objective                                                   as applicable)
----------------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY       Seeks long-term capital appreciation and current income.    o AXA Equitable
----------------------------------------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY         Seeks long-term capital appreciation and current income,    o AXA Equitable
                            with a greater emphasis on capital appreciation.
----------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND   Seeks to generate a return in excess of traditional money   o Pacific Investment Management Company,
                            market products while maintaining an emphasis on              LLC
                            preservation of capital and liquidity.
----------------------------------------------------------------------------------------------------------------------------------


                                                                               3

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7.   CHARGES AND EXPENSES

     CHARGES THAT THE TRUST DEDUCTS

     The first two bulleted statements in this section are deleted and replaced with the following:

         o   Management fees ranging from 0.10% to 0.48%.

         o   12b-1 fees of 0.10% (for Class IB shares only).









    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.

  Crossings(R) is issued by and is a registered service mark of AXA Equitable
                             Life Insurance Company.


    Distributed by affiliate AXA Advisors, LLC, 1290 Avenue of the Americas,
                               New York, NY 10104.


                      AXA Equitable Life Insurance Company
                 1290 Avenue of the Americas, New York, NY 10104
                                  212-554-1234

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